Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Inventories [Abstract]
Raw materials	$ 6,610,565	$ 7,845,763
Work in process	5,421,908	5,287,171
Finished goods	12,835,235	9,588,331
Total	$ 24,867,708	$ 22,721,265